Related Party Transactions (Details) - Schedule of related party transactions - Revenue [Member] - SoundHound, Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Revenue	$ 2,599
Accounts receivable	1,709
Deferred revenue	13,835
Other liabilities	$ 618